CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash Flows from Operating Activities:
Net loss	$ (14,943,203)	$ (3,763,638)
Adjustments to reconcile net loss to net cash used in operating activities:
Dividend and interest income	(4,551,468)	(1,289,804)
Loss on change in fair value of Forward Purchase Agreement liability	15,600,000	2,770,000
Changes in current assets and liabilities:
Prepaid expenses	2,616	(6,783)
Accrued expenses	1,690,096	1,416,422
Due to Sponsor - related party	58,500	9,960
Income taxes receivable	(302,699)	240,507
Net cash used in operating activities	(2,446,158)	(623,336)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(2,491,431)	(92,920,000)
Redemption of investments in Trust Account for franchise and income taxes	1,588,710	0
Redemption of investments in Trust Account in connection with Public Share redemptions	20,961,169	0
Net cash provided by (used in) investing activities	20,058,448	(92,920,000)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	0	274,100
Repayment of promissory note - related party	0	(354,100)
Proceeds from issuance of Public Units	0	92,000,000
Proceeds from issuance of Private Warrants	0	3,040,000
Redemptions of Class A common stock shares	(20,961,169)	0
Term extension fees paid by target company	2,491,431	0
Payment of offering costs on Public Units	(170,000)	(1,572,782)
Proceeds from convertible note - related party	582,457	157,000
Proceeds from convertible note	445,000	0
Net cash provided by financing activities	(17,612,281)	93,544,218
Net change in cash	9	882
Cash - beginning of period	5,938	5,056
Cash - end of period	5,947	5,938
Supplemental Disclosure of noncash information:
Accretion to redemption value of Class A Common stock subject to possible redemption	5,925,889	15,875,111
Deferred underwriting commissions	0	3,680,000
Issuance of Representative Shares for underwriting services	0	622,882
Deemed capital contribution by the Sponsor through transfer of Class B shares	$ 0	$ 2,508,632